SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Accounting Policies [Abstract]
Convenience translation description	the convenience of the readers and were calculated at the rate of US$ = SGD1.3585	the convenience of the readers and were calculated at the rate of US$ = SGD1.3585
Allowances for estimated credit losses				$ 0	$ 0
Inventory valuation reserves	$ 76,260		$ 103,599	$ 103,599	$ 103,599
Impairment, long-lived asset		$ 0	0
Shipping costs	$ 37,155	$ 50,475	$ 75,292
Product warranty obligation, term	10 years			10 years